Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($) ¥ / shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 ¥ / shares	Dec. 31, 2020 USD ($) $ / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Cash balances (in Dollars)	$ 20,311	$ 20,311			$ 17,731
Amortized cost of sales (in Dollars)	3,241		$ 10,613
Advances from customers (in Dollars)	$ 256				$ 609
Foreign currency translation | $ / shares	$ 1.00				$ 1.00
Foreign currency translation | $ / shares	$ 1.00		$ 1.00
RMB [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign currency translation | ¥ / shares		$ 6.4566
Foreign currency translation | ¥ / shares		$ 6.4702		¥ 7.0322
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	68.00%		74.00%
Number of customers	5		5
Accounts Receivable [Member] | Major Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	13.00%		17.00%
Accounts Receivable [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	17.00%		18.00%
Accounts Receivable [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	15.00%		16.00%
Accounts Receivable [Member] | Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	14.00%		16.00%
Accounts Receivable [Member] | Customer Four [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	11.00%		13.00%
Accounts Receivable [Member] | Customer Five [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage	11.00%		11.00%
Accounts Payable [Member] | Supplier [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration of credit risk, percentage			48.00%
PRC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Income tax, description	The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000 ($14,364). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. As of June 30, 2021, the tax years ended December 31, 2017 through June 30, 2021 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.
Credit Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage (in Dollars)	$ 20,311	$ 20,311			$ 17,730